Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)
Cash equivalent
Allowance for doubtful accounts	78,530		78,530
Prepaid future professional and advertising services	749,560		249,560
Research and development	3,004	$ 4,264	15,266	18,700
Advertising and promotion	$ 304,307	$ 152,585	$ 451,265	$ 255,897
Ownership percentage	4.99%
Measurement Input, Exercise Price [Member]
Embedded derivative liability measurement input	.0895		0.057	0.116
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Embedded derivative liability measurement input	0.08		0.08	0.08
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Embedded derivative liability measurement input	0.09		2.71	2.71
Measurement Input, Price Volatility [Member] | Minimum [Member]
Embedded derivative liability measurement input	65
Measurement Input, Price Volatility [Member] | Maximum [Member]
Embedded derivative liability measurement input	130
Measurement Input, Expected Term [Member]
Long-term debt, term	1 year
Measurement Input, Expected Term [Member] | Maximum [Member]
Long-term debt, term			1 year	1 year
Barter Agreement [Member]
Prepaid future professional and advertising services	$ 20,800		$ 228,760		$ 249,560